Other receivables (Tables)	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Schedule of other receivables
	March 31,	December 31,
	2016	2015
Contract A earnings in excess of billings	$449,873	$-
Other earnings in excess of billings	140,471	-
Other receivable	660	21,697
Total	$591,004	$21,697